USCF ETF TRUST

USCF GOLD STRATEGY PLUS INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2022 (unaudited)

Besides the following listed commodity futures contracts, precious metal warrants, written call options, and money market funds of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at March 31, 2022.

The following commodity futures contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2022:

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long(a)
United States Contracts
COMEX Gold 100 OZ Futures GC, June 2022 contracts	17	$3,305,820	Jun-22	$15,980	0.5%

The following precious metal warrants of the Fund’s wholly-owned subsidiary were open at March 31, 2022:

	Number of Contracts	Fair Value/Warrants	% of Total Net Assets
Precious Metal Warrants, at fair value
Warrants Sold
United States Contracts
COMEX Gold Warrant, February 2022 warrants (Cost $195,598)	1	199,403	5.8%

The following written call options of the Fund's wholly-owned subsidiary were open at March 31, 2022:

	Number of Contracts	Expiration Date	Fair Value/ Written Call Options	% of Total Net Assets
Written Call Options(b)
United States Contracts
COMEX Gold Futures Options, Call @ $2150, (Premiums received $12,912)	(18)	Apr-22	(7,200)	(0.3)%

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States – Money Market Funds
Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.24%(c)	285,000	285,000	8.3%

USCF ETF TRUST

USCF GOLD STRATEGY PLUS INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2022 (unaudited) (continued)

	Principal Amount	Market Value	% of Total Net Assets
United States – Money Market Funds (continued)
RBC U.S. Government Money Market Fund - Institutional Shares, 0.19%(c)	$2,775,000	$2,775,000	80.8%
Total Money Market Funds (Cost $3,060,000)		$3,060,000	89.1%
Total Investments (Cost $3,242,686)		$3,268,183	95.1%
Other Assets in Excess of Liabilities		167,601	4.9%
Total Net Assets		$3,435,784	100.0%

(a)	Collateral amounted to $15,980 on open commodity futures contracts.
(b)	Pledged as collateral for the trading of commodity futures contracts.
(c)	Reflects the 7-day yield at March 31, 2022.

Summary of Investments by Country^
United States	100.0%

^	As a percentage of total investments.